FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Fair Values of Assets and Liabilities
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2019
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	55,723	–	–	55,723
Money market funds	537,615	–	–	537,615
Short-term investments	30,324	–	72,000	102,324
Time deposits – non-current	216	–	–	216
Available-for-sale investments – non-current	–	–	56,418	56,418
2017 Convertible Notes	–	–	(29,481)	(29,481)
Share appreciation rights	(1,500)	–	–	(1,500)

	622,378	–	98,937	721,315

	Fair value measurement at September 30, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	485,396	–	–	485,396
Short-term investments	21,891	–	20,429	42,320
Available-for-sale investments – non-current	4,993	–	37,589	42,582
Other current assets	–	–	17,288	17,288
Share appreciation rights	(7,935)	–	–	(7,935)

	504,345	–	75,306	579,651

Level 3 Instruments Measured at Fair Value on a Recurring Basis

Level 3 instruments measured at fair value on a recurring basis $
Assets:
Available-for-sale investments

Current:
Balance at January 1, 2019	–
Investment during the year	72,000

Balance at December 31, 2019	72,000
Conversion into ordinary shares of investee	(72,000)
Addition	20,429

Balance at September 30, 2020	20,429

Non-current:
Balance at January 1, 2019	70,374
Impairment loss	(1,087)
Fair value loss included in other comprehensive loss	(16,580)

Balance at September 30, 2019	52,707
Fair value gain included in other comprehensive loss	3,711

Balance at December 31, 2019	56,418
Allowance for credit loss	(13,429)
Fair value loss included in other comprehensive loss	(5,400)

Balance at September 30, 2020	37,589

Other current assets
Balance at January 1, 2019 and December 31, 2019	–
Acquisition of subsidiary	8,718
Additions	10,309
Disposals	(227)
Write-down	(1,329)
Exchange differences	(183)

Balance at September 30, 2020	17,288

Level 3 instruments measured at fair value on a recurring basis $
Liabilities:
2017 Convertible Notes
Balance at January 1, 2019	(636,716)
Fair value loss	(466,102)
Conversion into Class A ordinary shares	1,080,112

Balance at September 30, 2019	(22,706)
Fair value loss	(6,775)

Balance at December 31, 2019	(29,481)

Fair value loss	(87)
Conversion into Class A ordinary shares	29,568

Balance at September 30, 2020	–